Offerings - Offering: 1	Jun. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,399,998
Proposed Maximum Offering Price per Unit	343.76
Maximum Aggregate Offering Price	$ 825,023,312.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 113,935.72
Offering Note	The shares of common stock, par value $0.001 per share ("common stock"), of Talen Energy Corporation (the "registrant"), will be offered for resale by the selling stockholders pursuant to the prospectus contained in this registration statement to which this exhibit is attached. The registration statement registers the resale of an aggregate of 2,399,998 shares of the registrant's common stock. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based on the average of the high and low sale prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on June 11, 2026, which date is within five business days prior to filing this registration statement, of $343.76 per share.